Note 9 - Federal Home Loan Bank Advances - Required Future Principal Payments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
2021	$ 1,350,000
2022	1,350,000
2023	788,000
2024	150,000
2025	0
Thereafter	0
Total	$ 3,638,000	$ 23,613,000